TRADE AND OTHER PAYABLES - Related party balances (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Sibanye-Stillwater
Outstanding balances for related party transactions [abstract]
Amounts payable, related party transactions	R 5.6	R 25.2
Rand Refinery Proprietary Limited ("Rand Refinery")
Outstanding balances for related party transactions [abstract]
Amounts payable, related party transactions	R 1.1	R 0.9